Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2013

Collection Period	30-Nov-13	30/360 Days	30	Collection Period Start	1-Nov-13
Distribution Date	16-Dec-13	Actual/360 Days	31	Collection Period End	30-Nov-13
				Prior Month Settlement Date	15-Nov-13
				Current Month Settlement Date	16-Dec-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,515,818,364.68	1,313,587,165.84	1,270,584,716.17	0.860092
Yield Supplement Overcollaterization		38,552,643.00	31,416,578.68	29,891,744.43
Total Adjusted Portfolio		1,477,265,721.68	1,282,170,587.16	1,240,692,971.74
Total Adjusted Securities		1,477,265,721.68	1,282,170,587.16	1,240,692,971.74	0.839858
Class A-1 Notes	0.21000%	346,000,000.00	150,904,865.48	109,427,250.06	0.316264
Class A-2 Notes	0.52000%	465,000,000.00	465,000,000.00	465,000,000.00	1.000000
Class A-3 Notes	0.84000%	465,000,000.00	465,000,000.00	465,000,000.00	1.000000
Class A-4 Notes	1.31000%	142,170,000.00	142,170,000.00	142,170,000.00	1.000000
Certificates	0.00000%	59,095,721.68	59,095,721.68	59,095,721.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	41,477,615.42	27,288.63	119.8775012	0.0788689
Class A-2 Notes	0.00	201,500.00	-	0.4333333
Class A-3 Notes	0.00	325,500.00	-	0.7000000
Class A-4 Notes	0.00	155,202.25	-	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	41,477,615.42	709,490.88

I. COLLECTIONS

Interest:
Interest Collections		3,460,203.54
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,460,203.54

Principal:
Principal Collections		42,194,382.19
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		42,194,382.19

Recoveries of Defaulted Receivables		381,343.98
Servicer Advances		0.00

Total Collections		46,035,929.71

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	77,358	1,282,170,587.16
Total Principal Payment		41,477,615.42
	76,011	1,240,692,971.74

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2013

III. DISTRIBUTIONS

Total Collections	46,035,929.71
Reserve Account Draw	0.00
Total Available for Distribution	46,035,929.71

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,094,655.97
Servicing Fee Paid	1,094,655.97
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	27,288.63

Class A-1 Notes Monthly Interest Paid	27,288.63
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	201,500.00

Class A-2 Notes Monthly Interest Paid	201,500.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	325,500.00

Class A-3 Notes Monthly Interest Paid	325,500.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	155,202.25

Class A-4 Notes Monthly Interest Paid	155,202.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	709,490.88
Total Note Monthly Interest Paid	709,490.88
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	44,231,782.86

4. Total Monthly Principal Paid on the Notes	41,477,615.42

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	41,477,615.42
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,754,167.44
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,754,167.44

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,693,164.30
Required Reserve Account Amount	3,693,164.30
Beginning Reserve Account Balance	3,693,164.30
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,693,164.30

Required Reserve Account Amount for Next Period	3,693,164.30

VI. POOL STATISTICS

Weighted Average Coupon	3.25%
Weighted Average Remaining Maturity	49.28

Principal Recoveries of Defaulted Receivables	381,343.98
Principal on Defaulted Receivables	808,067.48
Pool Balance at Beginning of Collection Period	1,313,587,165.84
Net Loss Ratio	0.39%

Net Loss Ratio for Second Preceding Collection Period	0.20%
Net Loss Ratio for Preceding Collection Period	0.56%
Net Loss Ratio for Current Collection Period	0.39%
Average Net Loss Ratio	0.38%

Cumulative Net Losses for all Periods	1,655,951.61

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2013-B OWNER TRUST
Monthly Servicer's Certificate
for the month of November 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,787,668.85	350
61-90 Days Delinquent	1,372,936.44	82
91-120 Days Delinquent	258,794.23	14
Total Delinquent Receivables:	7,419,399.52	446
61+ Days Delinquencies as Percentage of Receivables	0.13%	0.13%

Delinquency Ratio for Second Preceding Collection Period		0.07%
Delinquency Ratio for Preceding Collection Period		0.08%
Delinquency Ratio for Current Collection Period		0.13%
Average Delinquency Ratio		0.09%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO